Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ 2,564	$ 2,438	$ 2,170
Deferred	(36)	66	93
Total income tax provision	$ 2,528	$ 2,504	$ 2,263